SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Loss before income taxes from operations in the PRC	$ (103,149)	$ (76,899)
Statutory income tax rate	25.00%	25.00%
Income tax expense at statutory rate	$ (25,787)	$ (19,225)
Tax effect of non-deductible items
Valuation allowance of deferred tax assets	25,787	19,225	$ 62,502
Income tax expense